Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan. 29, 2019
11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-08 | Fidelity Strategic Dividend & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Fidelity® Strategic Dividend & Income® Fund January 29, 2019 Prospectus
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).